SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2: Significant Accounting Policies

Basis of Presentation

These accompanying, interim condensed consolidated financial statements are prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 954-205, Health Care Entities – Presentation of Financial Statements in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”). In the opinion of Management, all material adjustments of a normal recurring nature have been made to present fairly the Company’s financial position as of September 30, 2021 and the results of operations and cash flows for the periods presented.

Principles of Consolidation

These accompanying condensed consolidated financial statements include the accounts of P3 Health Group Holdings, LLC (“Holdings”) and its six wholly-owned subsidiaries: P3 Health Group Management, LLC (“P3-MGMT”); P3 Consulting, LLC

(“P3-CS”); P3 Health Partners, LLC (P3 Health Partners-Arizona, LLC, “P3-AZ”); P3 Health Partners-Nevada, LLC (“P3-NV”); P3 Health Partners-Oregon, LLC (“P3-OR”); and P3 Health Partners-Florida, LLC (“P3-FL”). P3 Health Partners ACO, LLC (Arizona Connected Care “AzCC”) is a wholly owned subsidiary of P3-AZ.

The financial statements of Kahan, Wakefield, Abdou, PLLC (“KWA”); and Bacchus, Wakefield, Kahan, PC (“BACC”) are consolidated with P3-NV. P3-NV is the primary beneficiary of these entities due to management services and deficit funding agreements in place among them, see Note 1.

On August 22, 2019, P3-AZ was assigned all the equity in AzCC for no consideration. The assets, liabilities, and operating activity of AzCC as of the assignment date are included in the Company’s condensed consolidated financial statements.

All significant transactions among these entities have been eliminated in consolidation.

Variable Interest Entities (“VIE” or “VIEs”)

Management analyzes whether (or not) the Company has any financial interests in VIEs. This analysis includes a qualitative review based on an evaluation of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. ASC 810, Variable Interest Entities and Principles of Consolidation requires a reporting entity to consolidate a VIE when that reporting entity has a variable interest that provides it with a controlling financial interest in the VIE. The entity which consolidates a VIE is referred to as the primary beneficiary of the VIE. See Note 18 pertaining to VIEs.

Management’s Use of Estimates

Preparation of these condensed consolidated financial statements and accompanying footnotes, in conformity with U.S. GAAP, requires Management to make estimates and assumptions that could affect amounts reported here. Management bases its estimates on the best information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID-19. The areas where significant estimates are used in these accompanying financial statements include revenue recognition, the liability for unpaid claims, unit-based compensation, premium deficiency reserves and impairment recognition of long-lived assets (including intangibles and goodwill). Actual results could differ from those estimates.

Cash and Restricted Cash

Cash includes deposits made at banks. Accounts at each institution are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”). In 2021 and 2020, the Company maintained its cash in bank deposit accounts which, at times, may have exceeded FDIC insured limits. Management does not expect any losses to occur on such accounts.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. As of September 30, 2021, and December 31, 2020, the Company had unrestricted cash of $4,336,565 and $36,261,104, respectively, deposited at banking institutions which exceeded the FDIC insured limit.

	Unaudited
Type of Account	September 30, 2021	December 31, 2020
Checking	$4,336,565	$36,261,104
Restricted	346,299	3,641,843
Total Cash Balances	$4,682,864	$39,902,947

Restricted Cash is that which is held for a specific purpose (such as payment of partner distributions and legal settlements) and is thus not available to the Company for immediate or general business use. Restricted Cash appears as a separate line item on the Company’s condensed consolidated balance sheets.

Revenue Recognition and Revenue Sources

The following tables depict the sources (by product type) from which the Company’s revenues are derived:

Three Months Ended September 30,
Revenue Type	2021	% of Total	2020	% of Total
Capitated Revenue	$152,276,992	97%	$124,461,275	97%

Other Patient Service Revenue
Clinical Fees & Insurance Revenue	2,408,642	2%	1,947,109	2%
Shared Risk Revenue	139,331	—%	416,765	—%
Care Coordination / Management Fees	1,146,355	1%	1,115,895	1%
Incentive Fees	548,935	—%	899,946	1%
Subtotal Other Patient Service Revenue	4,243,263	3%	4,379,716	3%

Total Revenue	$156,520,255	100%	$128,840,991	100%

Nine Months Ended September 30,
Revenue Type	2021	% of Total	2020	% of Total
Capitated Revenue	$447,137,121	97%	$351,018,290	97%

Other Patient Service Revenue
Clinical Fees & Insurance Revenue	7,280,789	2%	4,895,956	1%
Shared Risk Revenue	341,342	—%	416,765	—%
Care Coordination / Management Fees	2,994,755	1%	2,312,840	1%
Incentive Fees	1,749,225	—%	2,020,429	1%
Subtotal Other Patient Service Revenue	12,366,111	3%	9,645,990	3%

Total Revenue	$459,503,232	100%	$360,664,280	100%

The following tables depict the individual health plans from which the Company has a concentration of revenue that is 10.0%, or more:

Three Months Ended September 30,
	2021	% of Total	2020	% of Total
Health Plan A	$36,417,184	23%	$35,838,768	28%
Health Plan B	38,227,530	24%	27,666,559	21%
Health Plan C	29,563,741	19%	16,638,058	13%
Health Plan D	18,913,641	12%	21,599,026	17%
All Other	33,398,159	21%	27,098,580	21%
Total Revenue	$156,520,255	100%	$128,840,991	100%

Nine Months Ended September 30,
	2021	% of Total	2020	% of Total
Health Plan A	$114,230,860	25%	$107,265,350	31%
Health Plan B	105,261,569	23%	80,813,324	22%
Health Plan C	84,489,621	18%	47,061,035	13%
Health Plan D	56,606,725	12%	48,750,247	14%
All Other	98,914,457	22%	76,774,323	20%
Total Revenue	$459,503,232	100%	$360,664,280	100%

Revenue Recognition

The Company applies the framework prescribed according to ASC 606, Revenue from Contracts with Customers (“ASC 606”), to recognize revenue. The core principle of ASC 606 is that an entity’s performance obligation is complete, and revenue is earned, upon the transfer of a promise to deliver services to customers commensurate with consideration to which it would expect to be received in exchange for the actual delivery of those services. The terms of the contract and all relevant facts and circumstances should be considered when applying this guidance. This includes application of a practical expedient (a “portfolio approach”) to contracts with similar characteristics and circumstances. P3 used the portfolio approach to account for any ASC 606 transition adjustments for revenue from its MA contracted health plans.

The principles of ASC 606 are generally applied using the following five steps:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The Company initially applied the standard on January 1, 2019, using the modified retrospective adoption method, and elected to apply the modified retrospective method only to contracts that were not completed as of this date. This modified retrospective application did not have a material impact on the Company’s December 31, 2018 retained earnings (deficit). Additionally, the Company utilized the portfolio approach to group contracts together with similar characteristics for the adoption analysis.

Capitated Revenue

The Company contracts with health plans using an at-risk (shared savings) model. Under the at-risk model, P3 is responsible for the cost of all covered services provided to members assigned by the health plans to the Company in exchange for a fixed payment, which generally is a percentage of the payment (“POP”) based on health plans’ premiums received from CMS. Through this capitation arrangement, P3 stands ready to provide assigned MA beneficiaries all their medical care via the Company’s directly employed and affiliated physician/specialist network.

The premiums health plans receive are determined via a competitive bidding process with CMS and are based on the costs of care in local markets and the average utilization of services by patients enrolled. Medicare pays capitation using a “risk adjustment model”, which compensates providers based on the health status (acuity) of each individual patient. MA plans with higher acuity patients receive higher premiums. Conversely, MA plans with lower acuity patients receive lesser premiums. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after final data is compiled. As premiums are adjusted via this risk adjustment model (via a Risk Adjustment Factor, “RAF”), the Company’s PMPM payments will change commensurately with how our contracted MA plans’ premiums change with CMS. Management determined the transaction price for these contracts is variable as it primarily includes PMPM fees which can fluctuate throughout the course of the year based on the acuity of each individual enrollee. Capitated accounts receivable includes $301,602 and $1,174,916 as of September 30, 2021 and December 31, 2020, respectively, for acuity-related adjustments that are estimated to be received in subsequent periods. These amounts are included in Health Plan Settlement Receivables. In certain contracts, PMPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors.

Capitated revenues are recognized based on an estimated PMPM transaction price to transfer the service for a distinct increment of the series (e.g. month) and is recognized net of projected acuity adjustments and performance incentives or penalties as Management can reasonably estimate the ultimate PMPM payment of those contracts. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. The capitation amount is subject to possible retroactive premium risk adjustments based on the member’s individual acuity. As the period between the time of service and time of payment is typically one year or less, Management elected the practical expedient under ASC 606-10-32-18 and did not adjust for the effects of a significant financing component.

P3’s contracts with health plans may include core functions and services for managing assigned patients’ medical care. The combination of those services is offered as one “single solution” (“bundle”). The Company does not offer nor price each individual function as a standalone a la carte service to health plans. However, the addition or exclusion of certain services may be negotiated and reflected in each health plan’s specific total POP.

As of September 30, 2021, and December 31, 2020, P3 had POP contracts in effect with fourteen and twelve health plans (both across four states), respectively.

Each month, in accordance with contractual obligations (for non-delegated health plans, e.g. – those for which the Company has not been delegated for claims processing), each plan funds a medical claims payment reserve equal to a defined percentage of premium attributable to members assigned P3. In turn, P3 administers and funds medical claims for contractually covered services, for assigned health plan members, from that health plan’s reserve. On a quarterly or monthly basis, health plans conduct a settlement of the reserve to determine any surplus or deficit amount. The reconciliation and distribution of the reserve occur within 120-days following the end of each quarter. An annual settlement reconciliation and distribution from all funds occurs within twenty-one months following each year-end. At September 30, 2021 and December 31, 2020, settlement receivables (health plan surpluses) and settlement payables (health plan deficits), by health plan, by period, were as follows:

Health Plan Name	September 30, 2021	December 31, 2020
Health Plan A	$838,428	$94,501
Health Plan B	18,853,480	15,766,808
Health Plan C	9,010,871	7,332,687
Health Plan D	7,933,506	6,863,270
Health Plan E	1,135,398	1,429,722
Health Plan F	3,236,511	3,222,247
Health Plan G	239,375	2,748,622
Health Plan H	2,124,913	428,755
Health Plan I	250,591	17,908
Health Plan J	136,586	141,922
Health Plan K	—	4,569
Health Plan L	174,859	378,822
Health Plan N	1,912,792	—
Total Health Plan Settlement Receivables	$45,847,310	$38,429,833

Health Plan Name	September 30, 2021	December 31, 2020
Health Plan C	$191,179	$1,928,414
Health Plan D	4,680,185	4,680,185
Health Plan F	7,294,784	6,125,681
Health Plan G	703,095	1,008,495
Health Plan I	166,956	—
Health Plan M	222,919	—
Total Health Plan Settlement Payables by Year	$13,259,118	$13,742,775

At September 30, 2021, and December 31, 2020, Management has deemed the Company’s settlement receivables to be fully collectible from those health plans where P3 is not delegated for claims processing. Accordingly, an allowance for doubtful accounts is not necessary.

Other Patient Service Revenue(s) – Clinical Fees and Insurance Revenue

Clinic fees and insurance revenues relate to net patient fees received from various payers and direct patients (“self-payers”) under contracts in which P3’s sole performance obligation is to provide healthcare services through the operation of medical clinics. The Company recognizes clinic fees and insurance revenue in the period in which services are provided, on the date of service, under FFS payment arrangements or in the month assigned health plan members are entitled to services. P3’s performance obligations are typically satisfied in the same day services are provided. All the Company’s contracts with its customers under these arrangements include a single performance obligation.

P3’s contractual relationships with patients, in most cases, also involve third-party payers (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through state-sponsored health insurance exchanges). Transaction prices for services provided are dependent upon specific rules in place with third party payers – specifically, Medicare/Medicaid and pre-negotiated rates with managed care health plans and commercial insurance companies. Contractual arrangements with third parties typically include payments at amounts which are less than standard charges. These charges generally have predetermined rates for diagnostic service codes or discounted FFS rates. Management perpetually reviews P3’s contractual estimation processes to consider and incorporate updates to laws, regulations and frequent changes in the managed care system. Contractual terms are negotiated and updated accordingly upon renewal.

The Company’s revenue is based upon the estimated amounts Management expects to receive from patients and third-party payers. Estimates of explicit price concessions under managed care and commercial insurance plans are tied to payment terms specified in related contractual agreements. Retroactively calculated explicit price concessions tied to reimbursement agreements with third-party payers are recognized on an estimated basis in the period related services are rendered and adjusted in future periods as final payments are received. Revenue related to uninsured patients, uninsured co-payments, and deductibles (for patients with healthcare coverage) may also be discounted. P3 records implicit price concessions (based on historical collection experience) related to uninsured accounts to recognize self-pay revenues at their most likely amounts to be collected.

As part of the adoption of ASC 606, Management elected two of the available practical expedients provided for by the standard. First, the Company did not adjust the transaction price for any financing components as those were deemed to be insignificant. Additionally, the Company expensed all incremental customer contract acquisition costs as incurred as such costs are not material and would be amortized over a period less than one year.

Other Patient Service Revenue(s) – Shared Risk Revenue

The Company (via one of its wholly owned subsidiaries – Arizona Connected Care, “AzCC”) receives 30% of the shared risk savings from parties with whom it contracts under four separate arrangements. These arrangements are driven solely by medical cost containment year-over-year (“YoY”) expense reductions. This key performance indicator (“KPI”) is measured by the aggregate change in PMPY (per member, per year medical costs. If the sequential YoY PMPY aggregate change yields a reduction, the Company receives 30% of the associated total cost savings for that year. Conversely, if the sequential YoY PMPY aggregate change yields an increase in medical costs, no monies are due the Company that year. This KPI is compiled and reviewed on a calendar year basis.

Other Patient Service Revenue(s) – Care Coordination Fees and Management Fees

P3’s delegated health plans may also pay a Care Coordination Fee (“CCF”) or Management Fee to the Company. CCFs and Management Fees are intended to fund the costs of delegated services provided to certain health plans. CCFs are specifically identified and separated in each monthly capitation payment the Company receives from these parties. None of the Company’s other health plans bifurcate CCFs nor are any of them contractually required to do so.

The Company uses a portfolio approach to account for CCFs and Management Fees. Based on similarities of the terms of the care coordination and administrative services, Management believes that revenue recognized by utilizing the portfolio approach approximates that which it would have realized if an individual contract approach were applied.

Other Patient Service Revenue(s) – Incentive Fees

Certain health plans with whom the Company contracts pay incentives to P3 when KPIs are positive and exemplary. KPIs may include high patient satisfaction; extraordinary quality of care; P3’s contribution to health plans’ Star Rating(s); and P3’s net promoter score (“NPS”) – among a variety of others. Incentive Fees are realized upon the Company’s receipt of cash, as the amounts are constrained by the discretion of health plans.

Patient Fees Receivable

Substantially, all client fees and insurance receivables are due under FFS contracts with third party payors, such as commercial insurance companies (“Commercial”), government-sponsored healthcare programs (“Medicare/Medicaid”) or directly from patients (“Self-Pay”). Management continuously monitors activities from payors (including patients) and records an estimated price concession based on specific contracts and actual historical collection patterns. Patient fees receivable, where a third-party payor is responsible for the amount due, are carried at amounts determined by the original charges for services provided less explicit price concessions. Price concessions represent amounts made for contractual adjustments (discounts). Patient fees receivable are included in Clinic Fees and Insurance Receivables in the Company’s Condensed Consolidated Balance Sheets and are recorded net of contractual allowances.

Patient fees receivable are recorded at the invoiced amount, net of any expected contractual adjustments and implicit price concessions, and do not bear interest. The Company has agreements with third-party payors that provide for payments at amounts different from the established rates. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, and per diem payments. Patient service revenues are reported at the estimated net realizable amounts from patients, third-party payors, and others for services rendered. Contractual adjustments arising under reimbursement arrangements with third-party payors are accrued on an estimated basis in the period the related services are rendered and are adjusted in future periods as final settlements are determined. Implicit price concessions are taken based on historical collection experience and reflect the estimated amounts the Company expects to collect.

Property, Plant and Equipment (“PP&E”)

PP&E is carried at acquisition cost, net of accumulated depreciation. Costs for repairs and maintenance of PP&E, after such PP&E has been placed in service, are expensed as incurred. Costs and related accumulated depreciation are eliminated when PP&E is sold or otherwise disposed. Sales and disposals may result in asset-specific gains or losses. Any such gains or losses are included as a component to net income (loss). Management computes and records depreciation using the straight-line method. The following table summarizes the estimated useful lives applicable to PP&E:

Classification PP&E Asset	Depreciation Cycle
Leasehold Improvements (Cycle: Lease Term)	Lease Term
Furniture & Fixtures	7‑Years
Computer Equipment	3‑Years
Medical Equipment	7‑Years
Software	3‑Years
Software (Development in Process)	N/A

ASC 350-40, Accounting for Internal Use Software, outlines how companies should capitalize or expense internal-use software, based on achieving two key objectives. The first objective includes ensuring that the Preliminary Project Stage has been completed and the second one being the type of work being completed within the Application Development Stage, which qualifies as a capitalizable activity.

Computer software is considered for internal use when it is developed or purchased for the internal usage and needs of the organization only.

Beginning in 2018, P3 began the project build of its own proprietary technology to serve core functions of its business operations such as revenue and medical cost analysis, care management and various facets that promote impactful utilization. At September 30, 2021 and December 31,2020, the Company has categorized $2,272,560 and $2,794,221, respectively to Property, Plant and Equipment (“PP&E”) for these software costs (specifically to work in progress).

P3’s internally-developed technology has been and is continuing to be designed to standardize the availability of quality data used across the enterprise. The technology requires several components of external input from health plans served by P3, its provider network and member-patient populations.

As internally developed technology is deemed “substantially complete”, it is placed into service and depreciated. At September 30, 2021, and December 31, 2020, $2,411,278 and $534,931, of capitalized costs was placed into service, respectively. Any, and all, costs associated with internally developed technology, following deployment are expensed directly to the Company’s Condensed Consolidated Statements of Operations, as incurred.

Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant, and Equipment (“PP&E”) – Impairment or Disposal of Long-Lived Assets, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Recoverability of an asset or asset group is measured by comparing its’ carrying amount to the future undiscounted net cash flows the asset or asset group is expected to generate. If such assets are considered impaired (e.g. – future undiscounted cash flows are less than net book value), an impairment charge is recognized. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. To date, the Company has not retired nor sold any PP&E.

Goodwill

In accordance with ASC 350, Goodwill and Other – Accounting for Goodwill, Management has elected to test goodwill for impairment at the Company level. Goodwill is tested for impairment on, at least, an annual basis or more frequently if a known triggering event occurs. If a triggering event occurs, the fair value of goodwill may decrease below its’ carrying amount. On the occurrence of a triggering event, an entity has the option to first assess qualitative factors at the “macro” level (Step 0) to determine whether a quantitative impairment test (Step 1) is necessary. If Step 0 indicates it’s more likely than not that goodwill is impaired, Management must proceed with Step 1 to quantify the current fair value differential below the carrying amount. If the qualitative assessment indicates it’s more likely than not that goodwill is not impaired, no further testing is needed. The Company has not recorded any goodwill impairment charges in 2020 or 2021.

Leases

The Company accounts for its leases under ASC 842 Leases. In accordance with ASC 842, the Company, at the inception of the contract, determines whether a contract is or contains a lease. For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to compute the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. Renewal options are not included in the measurement of the right of use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords. These incentives reduce the right-of-use asset related to the lease.

Some of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company does not currently have any finance leases. The Company’s lease agreements contain variable payments for common area maintenance and utilities. The Company has elected the practical expedient to combine lease and non-lease components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non lease component charges. The Company does not have significant residual value guarantees or restrictive covenants in its lease portfolio.

Business Combinations

In accordance with ASC 805, Business Combinations, the price tendered in business acquisitions is allocated among the identifiable tangible and intangible assets and assumed liabilities - all of which are based on estimates of corresponding fair value as of the acquisition date. Management applies valuation methods which are ultimately used in the Company’s purchase price allocations. Goodwill is recorded based on the difference between the fair value of consideration exchanged and the fair value of the net assets and liabilities assumed.

Equity-Based Compensation

Under P3’s unit-based incentive plan, the Company may reward grantees with various types of awards, including but not limited to profits interests on a service-based or performance-based schedule. These awards may also contain market conditions.

For performance-vesting units, P3 recognizes unit-based compensation expense when it is probable that the underlying performance condition will be achieved. The Company will analyze if a performance condition is probable for each reporting period through the settlement date for awards subject to performance vesting.

For service-vesting units, P3 recognizes unit-based compensation expense over the requisite service period for each separately vesting portion of the profits interest as if the award was, in substance, multiple awards. Some service awards vest monthly whereby the Company recognizes associated compensation expense in equal installments throughout the course of the year.

The Company’s Management Incentive Plan, which became effective as of December 8, 2017 and which P3’s Board of Managers, (the “Board”) amended and restated on April 16, 2020 (the “Incentive Plan”), provides for the grant of service-based and performance-based incentive units to certain officers, directors, and employees. Subject to adjustment, a maximum aggregate of 6,845,297 incentive units are authorized for issuance under the Incentive Plan. Incentive unit awards are governed by the terms of the Incentive Plan, the terms of the award agreement documenting the grant and the limited liability company agreement of P3 Health Group Holdings, LLC (the “LLC Agreement”), and are intended to qualify as a “profits interest” for Federal income tax purposes.

Warrant Liability

The Company accounts for warrant units of the Company’s Class D Units that may become redeemable for cash or other assets as liabilities at fair value on the Condensed Consolidated Balance Sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized in the Company’s Condensed Consolidated Statements of Operations. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss. The fair value of the warrants was estimated using an Option Pricing model (Black-Scholes-Merton).

The Company utilizes the Black-Scholes-Merton methodology to value the warrants at each reporting period, with changes in fair value recognized in the Condensed Consolidated Statements of Operations. The estimated fair value of the warrant liability is determined using Level 1 and Level 3 inputs. The key assumptions used in the option pricing model relate to expected share-price volatility, expected term, and the risk-free interest rate. The expected volatility was derived from the asset volatilities of a selected group of comparable public companies. The risk-free interest rate is based on U.S. Treasury zero coupon bond rates. The expected term of the warrants is assumed to be the time until the close of the Transaction discussed in Note 19.

The key inputs into the option pricing model at September 30, 2021, and December 31, 2020 were as follows:

Key Input	September 30, 2021		December 31, 2020
Volatility	60.00%		65.00%
Risk-Free Interest Rate	0.09%		0.10%
Exercise Price	$4.68		$4.68
Expected Term	1.0	Years	1.1	Years

Premium Deficiency Reserve (“PDR”)

In accordance with ASC 944-60-25-4, a PDR is required when there is a probable loss on unearned premiums. PDR is recognized when the unearned premium reserve is insufficient to cover the existing books of business. If a PDR exists, the amount shall be recognized by recording an additional liability for the deficiency with a corresponding charge to operations. As of September 30, 2021, the Company had accrued a $4,600,000 PDR to its Condensed Consolidated Balance Sheet.

Healthcare Services Expense and Claims Payable (collectively, “Medical Expenses”)

The cost of healthcare services is recognized in the period services are provided. This also includes an estimate of the cost of services that have been incurred, but not yet reported (“IBNR”). Medical expenses also include costs for overseeing the quality of care and programs, which focus on patient wellness. Additionally, healthcare expenses can also include, from time to time, remediation of certain claims that might result from periodic reviews conducted by various regulatory agencies.

A reserve for unpaid health claims is reported as IBNR. IBNR is based on historical paid claims trends and healthcare utilization metrics and available industry data. IBNR is recorded as “Claims Payable” in the accompanying condensed consolidated balance sheets. The Company recorded $75,108,251 and $56,934,400 of IBNR liabilities to its Condensed Consolidated Balance Sheets at September 30, 2021 and December 31, 2020, respectively.

Management estimates the Company’s IBNR by applying standard actuarial methodologies, which utilize historical data, including the period between the date services are rendered and the date claims received (and paid), denied claims activity, expected medical cost inflation, seasonality patterns, and changes in membership mix. IBNR estimates are made on an accrual basis and adjusted in future periods as required. Any adjustments to prior period estimates are included in the current period. Such estimates are subject to the impact from changes in both the regulatory and economic environments. The Company’s claims payable represents Management’s best estimate of its liability for unpaid medical costs as of September 30, 2021 and December 31, 2020.

Income Taxes

The Company and its wholly owned subsidiaries are “Single Member” limited liability companies (“LLCs”) and, therefore, do not directly pay Federal income tax expense(s), except for P3 Health Group Management, LLC (“P3-MGMT”), which has elected to file as a C-Corp under the Internal Revenue Code. However, P3-MGMT – although subject to Federal income tax, has historically not paid any such taxes due to loss carryforwards.

Management evaluates the Company’s potential for any uncertain tax positions. This is done on a continual basis throughout the course of the year. This is accomplished through a review of policies and procedures, reviews of customary and regular tax filings, and discussions with third-party experts. The Company did not have any uncertain tax positions at September 30, 2021 nor December 31, 2020.

As an LLC, the Company files annual Federal partnership income tax returns in the United States and in and in certain states and local jurisdictions. No returns are closed to assessment based on the inception date of the Company (2017). Interest and penalties, if any, would be recorded as a component of operating expenses.

Sales and Marketing Expenses

The Company uses advertising primarily to promote the health plans with whom it conducts business as well as its physician clinics throughout the geographic areas it serves. Advertising costs are charged directly to operations as incurred. Sales and Marketing Expenses totaled $491,418 and $278,663 for the three months ended September 30, 2021 and 2020, respectively. Sales and Marketing Expenses totaled $1,118,160 and $631,073 for the nine months ended September 30, 2021 and 2020, respectively.

Note 2: Significant Accounting Policies

Basis of Presentation

These accompanying consolidated financial statements are prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 954-205, Health Care Entities – Presentation of Financial Statements in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Principles of Consolidation

These accompanying consolidated financial statements include the accounts of P3 Health Group Holdings, LLC (“Holdings”) and its six wholly owned subsidiaries: P3 Health Group Management, LLC (“P3-MGMT”); P3 Consulting, LLC (“P3-CS”); P3 Health Partners, LLC (P3 Health Partners-Arizona, LLC, “P3-AZ”); P3 Health Partners-Nevada, LLC (“P3-NV”); P3 Health Partners-

Oregon, LLC (“P3-OR”); and P3 Health Partners-Florida, LLC (“P3-FL”). P3 Health Partners ACO, LLC (Arizona Connected Care “AzCC”) is a wholly owned subsidiary of P3-AZ for the period since their formation or acquisition.

The financial statements of Kahan, Wakefield, Abdou, PLLC (“KWA”); and Bacchus, Wakefield, Kahan, PC (“BACC”) are consolidated with P3-NV. P3-NV is the primary beneficiary of these entities due to management services and deficit funding agreements in place among them, as noted earlier.

On August 22, 2019, P3-AZ was assigned all the equity in AzCC for no consideration. The assets, liabilities, and operating activity of AzCC as of the assignment date are included in the Company’s consolidated financial statements.

All significant transactions among these entities have been eliminated in consolidation.

Variable Interest Entities (“VIE” or “VIEs”)

Management analyzes whether (or not) the Company has any financial interests in VIEs. This analysis includes a qualitative review based on an evaluation of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. ASC 810, Variable Interest Entities and Principles of Consolidation requires a reporting entity to consolidate a VIE when that reporting entity has a variable interest that provides it with a controlling financial interest in the VIE. The entity which consolidates a VIE is referred to as the primary beneficiary of the VIE. See Note 21 pertaining to VIEs.

Management’s Use of Estimates

Preparation of these consolidated financial statements and accompanying footnotes, in conformity with U.S. GAAP, requires Management to make estimates and assumptions that could affect amounts reported here. Management bases its estimates on the best information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID-19. The areas where significant estimates are used in these accompanying financial statements include revenue recognition, the liability for unpaid claims, unit-based compensation, premium deficiency reserves and impairment recognition of long-lived assets (including intangibles and goodwill). Actual results could differ from those estimates.

Cash and Restricted Cash

Cash includes deposits made at banks. Accounts at each institution are insured in limited amounts by the Federal Deposit Insurance Corporation (“FDIC”). In 2019 and 2020, the Company maintained its cash in bank deposit accounts which, at times, may have exceeded FDIC insured limits. Management does not expect any losses to occur on such accounts.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2019 and 2020, the Company had unrestricted cash of $32,592,496 and $36,261,104, respectively, deposited at banking institutions more than the FDIC insured limit.

Type of Account	2019	2020
Checking	$32,592,496	$36,261,104
Restricted	312,352	3,641,843
Total Cash Balances	$32,904,848	$39,902,947

Restricted Cash is that which is held for a specific purpose (such as payment of partner distributions and legal settlements) and is thus not available to the Company for immediate or general business use. Restricted Cash appears as a separate line item on the Company’s consolidated balance sheets.

Revenue Recognition and Revenue Sources

The following table depicts the sources (by product type) from which the Company’s revenues are derived:

Revenue Type	2018	% of Total	2019 Revenue	% of Total	2020 Revenue	% of Total
Capitated Revenue	$86,465,658	99%	$138,727,943	95%	$471,551,241	97%
Other Patient Service Revenue
Clinical Fees & Insurance Revenue	639,636	1%	4,329,591	3%	7,030,606	1%
Shared Risk Revenue	200,801	0%	932,301	1%	1,111,466	0%
Care Coordination / Management Fees	390,600	0%	1,893,553	1%	5,614,539	1%
Incentive Fees	—	N/A	11,444	0%	233,439	0%
Subtotal Other Patient Service Revenue	1,231,037	1%	7,166,889	5%	13,990,050	3%
Total Revenue by Year	$87,696,695	100%	$145,894,832	100%	$485,541,291	100%

The following table depicts the health plans from which the Company has a concentration of revenue that is 10.0%, or more:

Plan Name	2018 Revenue	% of Total	2019 Revenue	% of Total	2020 Revenue	% of Total
Health Plan A	$—	N/A	$—	N/A	$142,268,775	29%
Health Plan B	—	N/A	13,557,771	9%	113,116,297	23%
Health Plan C	—	N/A	27,788,287	19%	66,237,074	14%
Health Plan D	—	N/A	6,106,544	4%	62,683,829	13%
Health Plan E	87,696,695	100%	39,265,322	27%	28,128,820	6%
Health Plan F	—	N/A	26,703,364	18%	24,521,349	5%
Health Plan G	—	N/A	20,157,166	14%	22,646,251	5%
All Other	—	N/A	12,316,378	8%	25,938,894	5%
Total Revenue by Year	$87,696,695	100%	$145,894,832	100%	$485,541,291	100%

Revenue Recognition

For the Year Ended December 31, 2018

Prior to January 1, 2019, the Company applied the framework prescribed according to SAB 104 (codified within ASC 605), Revenue Recognition. SAB 104 sets out the criteria that needs to be met to recognize revenue.

ASC 605 states that revenue is not recognized until it is realized or realizable and earned. This is considered the case when all four of the following criteria within SAB 104 are met:

1.	Persuasive evidence of an arrangement exists;
2.	Delivery has occurred or services have been rendered;
3.	Seller’s price to the buyer is fixed or determinable; and
4.	Collectability is reasonably assured.

P3’s revenue is primarily composed of a fixed monthly percentage of premiums received from the health insurance carrier with which the Company has contracted. In turn, the Company is obligated to provide (or to stand ready to provide) medical services to that health insurance carrier’s members, which have been contractually assigned to P3. The Company receives regular, monthly communications from the insurance carrier to corroborate the amount of revenue to which P3 is entitled during that period.

For the Years Ended December 31, 2019 and 2020

As of January 1, 2019, the Company applies the framework prescribed according to ASC 606, Revenue from Contracts with Customers (“ASC 606”), to recognize revenue. The core principle of ASC 606 is that an entity’s performance obligation is complete, and revenue is earned, upon the transfer of a promise to deliver services to customers commensurate with consideration to which it would expect to be received in exchange for the actual delivery of those services. The terms of the contract and all relevant facts and circumstances should be considered when applying this guidance. This includes application of a practical expedient (a “portfolio approach”) to contracts with similar characteristics and circumstances. P3 used the portfolio approach to account for any ASC 606 transition adjustments for revenue from its MA contracted health plans.

The principles of ASC 606 are generally applied using the following five steps:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The Company initially applied the standard on January 1, 2019, using the modified retrospective adoption method, and elected to apply the modified retrospective method only to contracts that were not completed as of this date. This modified retrospective application did not have a material impact on the Company’s December 31, 2018 retained earnings (deficit). Additionally, the Company utilized the portfolio approach to group contracts together with similar characteristics for the adoption analysis.

Capitated Revenue

The Company contracts with health plans using an at-risk (shared savings) model. Under the at-risk model, P3 is responsible for the cost of all covered services provided to members assigned by the health plans to the Company in exchange for a fixed payment, which generally is a percentage of the payment (“POP”) based on health plans’ premiums received from CMS. Through this capitation arrangement, P3 stands ready to provide assigned MA beneficiaries all their medical care via the Company’s directly employed and affiliated physician/specialist network.

The premiums health plans receive are determined via a competitive bidding process with CMS and are based on the costs of care in local markets and the average utilization of services by patients enrolled. Medicare pays capitation using a “risk adjustment model”, which compensates providers based on the health status (acuity) of each individual patient. MA plans with higher acuity patients receive higher premiums. Conversely, MA plans with lower acuity patients receive lesser premiums. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after final data is compiled. As premiums are adjusted via this risk adjustment model (via a Risk Adjustment Factor, “RAF”), the Company’s PMPM payments will change commensurately with how our contracted MA plans’ premiums change with CMS. Management determined the transaction price for these contracts is variable as it primarily includes PMPM fees which can fluctuate throughout the course of the year based on the acuity of each individual enrollee. Capitated accounts receivable includes $1,086,772 and $1,174,916 as of December 31, 2019 and 2020, respectively, for acuity-related adjustments that are estimated to be received in subsequent periods. In certain contracts, PMPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors.

Capitated revenues are recognized based on an estimated PMPM transaction price to transfer the service for a distinct increment of the series (e.g. month) and is recognized net of projected acuity adjustments and performance incentives or penalties as

Management can reasonably estimate the ultimate PMPM payment of those contracts. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. The capitation amount is subject to possible retroactive premium risk adjustments based on the member’s individual acuity. In 2019, the Company recorded $150,681 of additional revenue related to prior year premium risk adjustments. As the period between the time of service and time of payment is typically one year or less, Management elected the practical expedient under ASC 606-10-32-18 and did not adjust for the effects of a significant financing component.

P3’s contracts with health plans may include core functions and services for managing assigned patients’ medical care. The combination of those services is offered as one “single solution” (“bundle”). The Company does not offer nor price each individual function as a standalone a la carte service to health plans. However, the addition or exclusion of certain services may be negotiated and reflected in each health plan’s specific total POP.

At December 31, 2018, 2019 and 2020, P3 had POP contracts in effect with one health plan (in one state), seven health plans (across two states) and twelve health plans (across four states), respectively.

Each month, in accordance with contractual obligations (for non-delegated health plans; e.g. – those for which the Company has not been delegated for claims processing), each plan funds a medical claims payment reserve equal to a defined percentage of premium attributable to members assigned P3. In turn, P3 administers and funds medical claims for contractually covered services, for assigned health plan members, from that health plan’s reserve. On a quarterly or monthly basis, health plans conduct a settlement of the reserve to determine any surplus or deficit amount. The reconciliation and distribution of the reserve occur within 120-days following the end of each quarter. An annual settlement reconciliation and distribution from all funds occurs within twenty-one months following each year-end. As of December 31, settlement receivables (health plan surpluses) and settlement payables (health plan deficits), by health plan, by year, were as follows:

	Health Plan Settlement Receivables
Health Plan Name	2019	2020
Health Plan A	$—	$94,501
Health Plan B	1,796,413	15,766,808
Health Plan C	5,220,041.00	7,332,687
Health Plan D	1,155,034	6,863,270
Health Plan E	2,222,044	1,429,722
Health Plan F	4,227,155	3,222,247
Health Plan G	2,571,134	2,748,622
Health Plan H	—	428,755
Health Plan I	—	17,908
Health Plan J	263,726	141,922
Health Plan K	—	4,569
Health Plan L	—	378,822
Total Health Plan Settlement Receivables by Year	$17,455,547	$38,429,833

	Health Plan Settlement Payables
Health Plan Name	2019	2020
Health Plan C	$253,172	$1,928,414
Health Plan D	27,391	4,680,185
Health Plan F	3,461,487	6,125,681
Health Plan G	1,196,522	1,008,495
Total Health Plan Settlement Payables by Year	$4,938,572	$13,742,775

At December 31, 2019 and 2020, Management has deemed the Company’s settlement receivables to be fully collectible from those health plans where P3 is not delegated for claims processing. Accordingly, an allowance for doubtful accounts is not necessary.

Other Patient Service Revenue(s) – Clinical Fees and Insurance Revenue

Clinic fees and insurance revenues relate to net patient fees received from various payers and direct patients (“self-payers”) under contracts in which P3’s sole performance obligation is to provide healthcare services through the operation of medical clinics. The Company recognizes clinic fees and insurance revenue in the period in which services are provided, on the date of service, under FFS payment arrangements or in the month assigned health plan members are entitled to services. P3’s performance obligations are typically satisfied in the same day services are provided. All the Company’s contracts with its customers under these arrangements include a single performance obligation.

P3’s contractual relationships with patients, in most cases, also involve third-party payers (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through state-sponsored health insurance exchanges). Transaction prices for services provided are dependent upon specific rules in place with third party payers – specifically, Medicare/Medicaid and pre-negotiated rates with managed care health plans and commercial insurance companies. Contractual arrangements with third parties typically include payments at amounts which are less than standard charges. These charges generally have predetermined rates for diagnostic service codes or discounted FFS rates. Management perpetually reviews P3’s contractual estimation processes to consider and incorporate updates to laws, regulations and frequent changes in the managed care system. Contractual terms are negotiated and updated accordingly upon renewal.

The Company’s revenue is based upon the estimated amounts Management expects to receive from patients and third-party payers. Estimates of explicit price concessions under managed care and commercial insurance plans are tied to payment terms specified in related contractual agreements. Retroactively calculated explicit price concessions tied to reimbursement agreements with third-party payers are recognized on an estimated basis in the period related services are rendered and adjusted in future periods as final payments are received. Revenue related to uninsured patients, uninsured co-payments, and deductibles (for patients with healthcare coverage) may also be discounted. P3 records implicit price concessions (based on historical collection experience) related to uninsured accounts to recognize self-pay revenues at their most likely amounts to be collected.

As part of the adoption of ASC 606, Management elected two of the available practical expedients provided for by the standard. First, the Company did not adjust the transaction price for any financing components as those were deemed to be insignificant. Additionally, the Company expensed all incremental customer contract acquisition costs as incurred as such costs are not material and would be amortized over a period less than one year.

Other Patient Service Revenue(s) – Shared Risk Revenue

The Company (via one of its wholly owned subsidiaries – Arizona Connected Care, “AzCC”) receives 30% of the shared risk savings from parties with whom it contracts under four separate arrangements. These arrangements are driven solely by medical cost containment year-over-year (“YoY”) expense reductions. This key performance indicator (“KPI”) is measured by the aggregate change in PMPY (per member, per year medical costs. If the sequential YoY PMPY aggregate change yields a reduction, the Company receives 30% of the associated total cost savings for that year. Conversely, if the sequential YoY PMPY aggregate change yields an increase in medical costs, no monies are due the Company that year. This KPI is compiled and reviewed on a calendar year basis.

Other Patient Service Revenue(s) – Care Coordination Fees and Management Fees

P3’s delegated health plans may also pay a Care Coordination Fee (“CCF”) or Management Fee to the Company. CCFs and Management Fees are intended to fund the costs of delegated services provided to certain health plans. CCFs are specifically identified and separated in each monthly capitation payment the Company receives from these parties. None of the Company’s other health plans bifurcate CCFs nor are any of them contractually required to do so.

The Company uses a portfolio approach to account for CCFs and Management Fees. Based on similarities of the terms of the care coordination and administrative services, Management believes that revenue recognized by utilizing the portfolio approach approximates that which it would have realized if an individual contract approach were applied.

Other Patient Service Revenue(s) – Incentive Fees

Certain health plans with whom the Company contracts pay incentives to P3 when KPIs are positive and exemplary. KPIs may include high patient satisfaction; extraordinary quality of care; P3’s contribution to health plans’ Star Rating(s); and P3’s net promoter score (“NPS”) – among a variety of others. Incentive Fees are realized upon the Company’s receipt of cash, as the amounts are constrained by the discretion of health plans.

Patient Fees Receivable

Substantially, all client fees and insurance receivables are due under FFS contracts with third party payors, such as commercial insurance companies (“Commercial”), government-sponsored healthcare programs (“Medicare/ Medicaid”) or directly from patients (“Self-Pay”). Management continuously monitors activities from payors (including patients) and records an estimated price concession based on specific contracts and actual historical collection patterns. Patient fees receivable, where a third-party payor is responsible for the amount due, are carried at amounts determined by the original charges for services provided less explicit price concessions. Price concessions represent amounts made for contractual adjustments (discounts). Patient fees receivable is included in Clinic Fees and Insurance Receivables in the Company’s Consolidated Balance Sheets and are recorded net of contractual allowances.

Patient fees receivable are recorded at the invoiced amount, net of any expected contractual adjustments and implicit price concessions, and do not bear interest. The Company has agreements with third-party payors that provide for payments at amounts different from the established rates. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, and per diem payments. Patient service revenues are reported at the estimated net realizable amounts from patients, third-party payors, and others for services rendered. Contractual adjustments arising under reimbursement arrangements with third- party payors are accrued on an estimated basis in the period the related services are rendered and are adjusted in future periods as final settlements are determined. Implicit price concessions are taken based on historical collection experience and reflect the estimated amounts the Company expects to collect.

Property, Plant and Equipment (“PP&E”)

PP&E is carried at acquisition cost, net of accumulated depreciation. Costs for repairs and maintenance of PP&E, after such PP&E has been placed in service, are expensed as incurred. Costs and related accumulated depreciation are eliminated when PP&E is sold or otherwise disposed. Sales and disposals may result in asset- specific gains or losses. Any such gains or losses are included as a component to net income (loss). Management computes and records depreciation using the straight-line method. The following table summarizes the estimated useful lives applicable to PP&E:

Classification PP&E Asset	Depreciation Cycle
Leasehold Improvements (Cycle: Lease Term)	Lease Term
Furniture & Fixtures	7-Years
Computer Equipment	3-Years
Medical Equipment	7-Years
Software	3-Years
Software (Development in Process)	N/A

ASC 350-40, Accounting for Internal Use Software, outlines how companies should capitalize or expense internal-use software, based on achieving two key objectives. The first objective includes ensuring that the Preliminary Project Stage has been completed and the second one being the type of work being completed within the Application Development Stage, which qualifies as a capitalizable activity.

Computer software is considered for internal use when it is developed or purchased for the internal usage and needs of the organization only.

Beginning in 2018, P3 began the project build of its own proprietary technology to serve core functions of its business operations such as revenue and medical cost analysis, care management and various facets that promote impactful utilization. At December 31, 2019 and 2020, the Company has categorized $1,114,166 and $2,794,221, respectively to Property, Plant and Equipment (“PP&E”) for these software costs (specifically to work in progress).

P3’s internally-developed technology has been and is continuing to be designed to standardize the availability of quality data used across the enterprise. The technology requires several components of external input from health plans served by P3, its provider network and member-patient populations.

As internally developed technology is deemed “substantially complete”, it is placed into service and depreciated. As of December 31, 2020, $534,931 of capitalized costs was placed into service. Any, and all, costs associated with internally developed technology, following deployment are expensed directly to the Company’s Consolidated Statements of Operations, as incurred.

Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant, and Equipment (“PP&E”) – Impairment or Disposal of Long- Lived Assets, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Recoverability of an asset or asset group is measured by comparing its carrying amount to the future undiscounted net cash flows the asset or asset group is expected to generate. If such assets are considered impaired (e.g. – future undiscounted cash flows are less than net book value), an impairment charge is recognized. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. To date, the Company has not retired nor sold any PP&E.

Goodwill

In accordance with ASC 350, Goodwill and Other – Accounting for Goodwill, Management has elected to test goodwill for impairment at the Company level. Goodwill is tested for impairment on, at least, an annual basis or more frequently if a known triggering event occurs. If a triggering event occurs, the fair value of goodwill may decrease below its’ carrying amount. On the occurrence of a triggering event, an entity has the option to first assess qualitative factors at the “macro” level (Step 0) to determine whether a quantitative impairment test (Step 1) is necessary. If Step 0 indicates it’s more likely than not that goodwill is impaired, Management must proceed with Step 1 to quantify the current fair value differential below the carrying amount. If the qualitative assessment indicates it’s more likely than not that goodwill is not impaired, no further testing is needed. The Company has not recorded any goodwill impairment charges in 2018, 2019 nor 2020.

Leases

In 2018, the Company accounted for its leases under ASC 840, Leases and all leases were then classified as operating leases. Effective January 1, 2019, the Company adopted Accounting Standards Update 2016-02 (ASU 2016-02) which created a new topic, ASC 842 Leases. Following the issuance of ASU 2016-02, ASC 842 has been amended by various updates that clarified the implementation of the standard.

In accordance with ASC 842, the Company, at the inception of the contract, determines whether a contract is or contains a lease. For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. The Company is generally not able to readily determine the implicit rate in the lease and therefore uses the determined incremental borrowing rate at lease commencement to compute the present value of lease payments. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. Renewal options are not included in the measurement of the right of use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords. These incentives reduce the right-of-use asset related to the lease.

Some of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company does not currently have any finance leases. The Company’s lease agreements contain variable payments for common area maintenance and utilities. The Company has elected the practical expedient to combine lease and non-lease components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non lease component charges. The Company does not have significant residual value guarantees or restrictive covenants in its lease portfolio.

Business Combinations

In accordance with ASC 805, Business Combinations, the price tendered in business acquisitions is allocated among the identifiable tangible and intangible assets and assumed liabilities – all of which are based on estimates of corresponding fair value as of the acquisition date. Management applies valuation methods which are ultimately used in the Company’s purchase price allocations. Goodwill is recorded based on the difference between the fair value of consideration exchanged and the fair value of the net assets and liabilities assumed.

Equity-Based Compensation

Under P3’s unit-based incentive plan, the Company may reward grantees with various types of awards, including but not limited to profits interests on a service-based or performance-based schedule. These awards may also contain market conditions.

For performance-vesting units, P3 recognizes unit-based compensation expense when it is probable that the underlying performance condition will be achieved. The Company will analyze if a performance condition is probable for each reporting period through the settlement date for awards subject to performance vesting.

For service-vesting units, P3 recognizes unit-based compensation expense over the requisite service period for each separately vesting portion of the profits interest as if the award was, in substance, multiple awards. For service-vesting units, the requisite service period for each separately vesting portion of the profits interest is recognized on a straight-lined basis annually as of the service anniversary date. Some service awards vest monthly whereby the Company recognizes associated compensation expense in equal installments throughout the course of the year.

The Company’s Management Incentive Plan, which became effective as of December 8, 2017 and which P3’s Board of Managers, (the “Board”) amended and restated on April 16, 2020 (the “Incentive Plan”), provides for the grant of service-based and performance-based incentive units to certain officers, directors, and employees. Subject to adjustment, a maximum aggregate of 6,845,297 incentive units are authorized for issuance under the Incentive Plan. Incentive unit awards are governed by the terms of the Incentive Plan, the terms of the award agreement documenting the grant and the limited liability company agreement of P3 Health Group Holdings, LLC (the “LLC Agreement”), and are intended to qualify as a “profits interest” for Federal income tax purposes.

Warrant Liability

The Company accounts for warrant units of the Company’s Class D Units that may become redeemable for cash or other assets as liabilities at fair value on the Consolidated Balance Sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized in the Company’s Consolidated Statements of Operations. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss. The fair value of the warrants was estimated using an Option Pricing model (Black- Scholes-Merton).

The Company utilizes the Black-Scholes-Merton methodology to value the warrants at each reporting period, with changes in fair value recognized in the Consolidated Statements of Operations. As the warrants were issued on November 19, 2020 there were no changes in fair value for the period through December 31, 2020. The estimated fair value of the warrant liability is determined using Level 1 and Level 3 inputs. The key assumptions used in the option pricing model relate to expected share-price volatility, expected term, and the risk-free interest rate. The expected volatility was derived from the asset volatilities of a selected group of comparable public companies. The risk-free interest rate is based on U.S. Treasury zero coupon bond rates. The expected term of the warrants is assumed to be 1.1 years until the close of the Transaction discussed in Note 22.

The key inputs into the option pricing model as of December 31, 2020 were as follows:

Volatility	65.0%
Risk-Free Interest rate	0.10%
Exercise Price	$4.68
Expected Term	1.1 years

Premium Deficiency Reserve (“PDR”)

In accordance with ASC 944-60-25-4, a PDR is required when there is a probable loss on unearned premiums. PDR is recognized when the unearned premium reserve is insufficient to cover the existing books of business.

If a PDR exists, the amount shall be recognized by recording an additional liability for the deficiency with a corresponding charge to operations.

Healthcare Services Expense and Claims Payable (collectively, “Medical Expenses”)

The cost of healthcare services is recognized in the period services are provided. This also includes an estimate of the cost of services that have been incurred, but not yet reported (“IBNR”). Medical expenses also include costs for overseeing the quality of care and programs, which focus on patient wellness. Additionally, healthcare expenses can also include, from time to time, remediation of certain claims that might result from periodic reviews conducted by various regulatory agencies.

A reserve for unpaid health claims is reported as IBNR. IBNR is based on historical paid claims trends and healthcare utilization metrics and available industry data. IBNR is recorded as “Claims Payable” in the accompanying consolidated balance sheets. The Company recorded $19,859,348 and $56,934,400 of IBNR liabilities to its Consolidated Balance Sheets for December 31, 2019 and 2020, respectively.

Management estimates the Company’s IBNR by applying standard actuarial methodologies, which utilize historical data, including the period between the date services are rendered and the date claims received (and paid), denied claims activity, expected medical cost inflation, seasonality patterns, and changes in membership mix. IBNR estimates are made on an accrual basis and adjusted in future periods as required. Any adjustments to prior period estimates are included in the current period. Such estimates are subject to the impact from changes in both the regulatory and economic environments. The Company’s claims payable represents Management’s best estimate of its liability for unpaid medical costs as of December 31, 2019 and 2020.

Income Taxes

The Company and its wholly owned subsidiaries are “Single Member” limited liability companies (“LLCs”) and, therefore, do not directly pay Federal income tax expense(s), except for P3 Health Group Management, LLC (“P3-MGMT”), which has elected to file as a C-Corp under the Internal Revenue Code. However, P3-MGMT – although subject to Federal income tax, has historically not paid any such taxes due to loss carryforwards.

Management evaluates the Company’s potential for any uncertain tax positions. This is done so on a continual basis throughout the course of the year. This is accomplished through a review of policies and procedures, reviews of customary and regular tax filings, and discussions with third-party experts. The Company did not have any uncertain tax positions at December 31, 2019 nor 2020.

As an LLC, the Company files annual Federal partnership income tax returns in the United States and in and in certain states and local jurisdictions. No returns are closed to assessment based on the inception date of the Company (2017). Interest and penalties, if any, would be recorded as a component of operating expenses.

Sales and Marketing Expenses

The Company uses advertising primarily to promote the health plans with whom it conducts business as well as its physician clinics throughout the geographic areas it serves. Advertising costs are charged to directly to operations as incurred. Sales and Marketing Expenses totaled $1,870,004, $801,685 and $1,502,634 in 2018, 2019 and 2020, respectively.

Foresight Acquisition Corp [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Deferred Offering Costs

Deferred offering costs consisted of legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Initial Public Offering. On February 12, 2021, offering costs amounting to $6,827,967 were charged to Stockholders’ equity upon the completion of the Initial Public Offering (see Note 1). As of December 31, 2020, there were $215,448 of deferred offering costs recorded in the accompanying balance sheet.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes was deemed to be immaterial as of December 31, 2020.

Net Loss Per Common Share

Net loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding shares of common stock subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 1,031,250 shares of Class B common stock that were subject to forfeiture by the Sponsor if the over-allotment option was not exercised by the underwriter (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the period ended December 31, 2020, as filed with the SEC on April 6, 2021. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s prospectus for its Initial Public Offering as filed with the SEC on February 12, 2021. The December 31, 2020 condensed consolidated balance sheet was derived from the audited financial statements included in the Form 10-K. The interim results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these condensed financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.

Cash Held in Trust Account

At September 30, 2021, substantially all of the assets held in the Trust Account were held cash.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021 and December 31, 2020, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.

At September 30, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$316,250,000
Less:
Proceeds allocated to Public Warrants	(10,857,917)
Class A common stock issuance costs	(6,593,548)
Plus:
Accretion of carrying value to redemption value	17,451,465
Class A common stock subject to possible redemption	$316,250,000

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the private warrants was estimated using a binomial lattice simulation approach (see Note 12).

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The effective tax rate differs from the statutory tax rate of 21% for the three and nine months ended September 30, 2021 due to the valuation allowance recorded on the Company’s net operating losses and permanent differences.

Net Income (loss) per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company applies the two-class method in calculating earnings per share.

The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 10,819,167 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,900,575	$950,132	$(665,697)	$(188,517)
Denominator:
Basic and diluted weighted average stock outstanding	32,457,500	7,906,250	27,345,147	7,743,819
Basic and diluted net income (loss) per common stock	$0.12	$0.12	$(0.02)	$(0.02)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU2020-06”)to simplify accounting for certain financial instruments. ASU2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.